Income taxes (Details 6) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IncomeTaxes [Line Items]
Deferred tax assets	$ 54,528,648	$ 37,691,088
Deferred Tax Liabilities, Net	131,582,558	108,500,171
Deferred tax liability (asset)	(77,053,910)	(70,809,083)	$ (53,998,782)
Accounts receivable impairment provision [Member]
IncomeTaxes [Line Items]
Deferred tax assets	1,216,921	1,406,961
Other non-tax expenses [Member]
IncomeTaxes [Line Items]
Deferred tax assets	7,984,991	8,825,378
Benefits to staff [Member]
IncomeTaxes [Line Items]
Deferred tax assets	3,785,361	3,468,874
Inventory impairment provision [Member]
IncomeTaxes [Line Items]
Deferred tax assets	283,440	352,183
Severance indemnity [Member]
IncomeTaxes [Line Items]
Deferred tax assets	8,649,423	6,829,816
Inventory valuation [Member]
IncomeTaxes [Line Items]
Deferred tax assets	2,311,192	2,143,768
Intangibles [Member]
IncomeTaxes [Line Items]
Deferred tax assets	294,209	241,802
Deferred Tax Liabilities, Net	17,505,666	16,614,440
Other Assets [Member]
IncomeTaxes [Line Items]
Deferred tax assets	22,334,415	14,883,181
Unused tax losses [member]
IncomeTaxes [Line Items]
Deferred tax assets	14,888,509	3,782,552
Property, plant and equipment depreciation [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	74,003,316	51,471,109
Agricultural operation expenses [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	6,123,595	7,150,018
Manufacturing indirect activation costs [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	5,786,780	5,743,496
Land [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	25,775,281	25,408,185
Other liabilitiess [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	9,607,733	6,356,350
Subtotal By Deferred Tax Assets [Member]
IncomeTaxes [Line Items]
Deferred tax assets	61,748,461	41,934,515
Deferred Tax Liabilities Offset [Member]
IncomeTaxes [Line Items]
Deferred tax assets	(7,219,813)	(4,243,427)
Subtotal By Deferred Tax Liabilities [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	138,802,371	112,743,598
Deferred tax assets offset [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	$ (7,219,813)	$ (4,243,427)